Accumulated Other Comprehensive Income (Loss) (Components of Accumulated Other Comprehensive Income) (Details) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		$ 8,601	$ 8,358
Net current period other comprehensive income (loss)	[1]	(174)	(244)
Ending Balance		9,238	8,601
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	[2]	95	338
Other comprehensive income (loss) before reclassifications		(175)	(320)
Amounts reclassified from accumulated other comprehensive income loss		1	77
Net current period other comprehensive income (loss)	[2]	(174)	(243)
Ending Balance	[2]	(79)	95
Unrealized (loss) gain on translation of self-sustaining foreign operations
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		253	654
Other comprehensive income (loss) before reclassifications		(201)	(401)
Amounts reclassified from accumulated other comprehensive income loss		0	0
Net current period other comprehensive income (loss)		(201)	(401)
Ending Balance		52	253
Net change in net investment hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		4	(74)
Other comprehensive income (loss) before reclassifications		26	78
Amounts reclassified from accumulated other comprehensive income loss		0	0
Net current period other comprehensive income (loss)		26	78
Ending Balance		30	4
(Losses) gains on derivatives recognized as cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		(1)	(7)
Other comprehensive income (loss) before reclassifications		0	3
Amounts reclassified from accumulated other comprehensive income loss		2	3
Net current period other comprehensive income (loss)		2	6
Ending Balance		1	(1)
Net change on available-for-sale investments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		(1)	(1)
Other comprehensive income (loss) before reclassifications		0	0
Amounts reclassified from accumulated other comprehensive income loss		0	0
Net current period other comprehensive income (loss)		0	0
Ending Balance		(1)	(1)
Net change in unrecognized pension and post-retirement benefit costs
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		(160)	(234)
Other comprehensive income (loss) before reclassifications		0	0
Amounts reclassified from accumulated other comprehensive income loss		(1)	74
Net current period other comprehensive income (loss)		(1)	74
Ending Balance		$ (161)	$ (160)

[1]	5) Net of tax expense of $2 million (2019 - $10 million expense) for the year ended December 31, 2020.
[2]	(1) Accumulated Other Comprehensive Income (Loss) ("AOCI") ("AOCL")